Consolidated Balance Sheet - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and balances at central banks	£ 46,635	£ 50,494
Derivative financial instruments	2,439	1,720
Other financial assets at fair value through profit or loss	434	676
Loans and advances to customers	223,840	213,525
Loans and advances to banks	1,105	1,420
Reverse repurchase agreements - non trading	7,348	12,683
Other financial assets at amortised cost	156	506
Macro hedge of interest rate risk	(2,654)	85
Financial assets at fair value through other comprehensive income	6,024	5,851
Interests in other entities	252	201
Intangible assets	1,550	1,545
Property, plant and equipment	1,526	1,555
Current tax assets	484	351
Retirement benefit assets	1,051	1,573
Other assets	2,004	1,491
Assets held for sale	49	0
Total assets	292,243	293,676
Liabilities
Derivative financial instruments	1,008	1,019
Other financial liabilities at fair value through profit or loss	803	803
Deposits by customers	197,313	192,914
Deposits by banks	28,543	33,862
Repurchase agreements - non trading	7,982	11,718
Debt securities in issue	36,420	31,580
Subordinated liabilities	2,332	2,228
Macro hedge of interest rate risk	95	122
Other liabilities	2,601	2,076
Loss allowance	380	366
Deferred tax liabilities	30	573
Retirement benefit obligations	25	37
Total liabilities	277,532	277,298
Equity
Share capital	7,060	7,060
Other equity instruments	2,196	2,191
Retained earnings	6,563	6,754
Other reserves	(1,108)	138
Total shareholders’ equity	14,711	16,143
Non-controlling interests	0	235
Total equity	14,711	16,378
Total liabilities and equity	£ 292,243	£ 293,676